Deferred tax assets and liabilities - Changes in Deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	€ (278.0)	€ (318.2)
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	40.1	41.8
Recognized in Other Comprehensive Income	(3.3)	(6.3)	€ 24.8
Movement in foreign exchange	(0.9)	1.4
Closing balance	(242.2)	(278.0)	(318.2)
Deferred tax relating to items credited (charged) directly to equity	(0.1)	3.3	(1.5)
Undistributed reserves for tax losses not recognized	1,161.5	1,073.1
Disclosure of reserves within equity [line items]
Undistributed reserves for tax losses not recognized	1,161.5	1,073.1
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(32.3)	(29.4)
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	9.8	(3.1)
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	(0.1)	0.2
Closing balance	(22.6)	(32.3)	(29.4)
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	(335.6)	(368.2)
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	(11.9)	32.6
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	(0.3)	0.0
Closing balance	(347.8)	(335.6)	(368.2)
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	19.1	17.8
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	(1.5)	1.1
Recognized in Other Comprehensive Income	(4.9)	(1.1)
Movement in foreign exchange	0.2	(0.1)
Closing balance	12.8	19.1	17.8
Deferred tax relating to items credited (charged) directly to equity	0.1	(1.4)
Tax value of loss carry forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	65.2	51.1
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	41.0	12.0
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	(0.1)	2.1
Closing balance	106.1	65.2	51.1
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	2.9	7.9
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	0.8	(0.3)
Recognized in Other Comprehensive Income	1.6	(5.2)
Movement in foreign exchange	(0.3)	(1.4)
Closing balance	5.0	2.9	7.9
Deferred tax relating to items credited (charged) directly to equity	0.0	(1.9)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Opening balance	2.7	2.6
Changes in deferred tax liability (asset) [abstract]
Recognized in Statement of Profit or Loss	1.9	(0.5)
Recognized in Other Comprehensive Income	0.0	0.0
Movement in foreign exchange	(0.3)	0.6
Closing balance	4.3	2.7	€ 2.6
Deferred tax relating to items credited (charged) directly to equity	€ 0.0	€ 0.0